Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of Components of Other Comprehensive Income and Income Tax Expense Allocated to Each Component

The components of other comprehensive income and income tax expense allocated to each component for the three months ended March 31, 2017 and 2016 were as follows:

	Three Months Ended March 31, 2017
	Before Tax Amount	Income Tax Expense	Net of Tax Amount
Translation adjustments	$0.1	$—	$0.1
Adjustment for net periodic pension plan and other postretirement benefits plan cost	0.5	0.1	0.4

Other comprehensive income	$0.6	$0.1	$0.5

	Three Months Ended March 31, 2016
	Before Tax Amount	Income Tax Expense	Net of Tax Amount
Translation adjustments	$3.0	$—	$3.0
Adjustment for net periodic pension plan and other postretirement benefits plan cost	(0.2)	—	(0.2)

Other comprehensive income	$2.8	$—	$2.8

The components of other comprehensive income and income tax expense allocated to each component for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016			2015			2014
	Before Tax Amount	Income Tax Expense	Net of Tax Amount	Before Tax Amount	Income Tax Expense	Net of Tax Amount	Before Tax Amount	Income Tax Expense	Net of Tax Amount
Translation adjustments	$(0.1)	$—	$(0.1)	$(7.5)	$—	$(7.5)	$(2.9)	$—	$(2.9)
Adjustment for net periodic pension plan and other postretirement benefits plan cost	11.9	4.8	7.1	45.9	18.4	27.5	(284.5)	(114.6)	(169.9)

Other comprehensive income (loss)	$11.8	$4.8	$7.0	$38.4	$18.4	$20.0	$(287.4)	$(114.6)	$(172.8)

Schedule of Changes in Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss by component as of December 31, 2016 and March 31, 2017, and changes during the three months ended March 31, 2017, were as follows:

	Pension and Other Postretirement Benefits Plan Cost	Translation Adjustments	Total
Balance at December 31, 2016	$(52.2)	$(16.1)	$(68.3)
Other comprehensive income before reclassifications	—	0.1	0.1
Amounts reclassified from accumulated other comprehensive loss	0.4	—	0.4

Net change in accumulated other comprehensive loss	0.4	0.1	0.5

Balance at March 31, 2017	$(51.8)	$(16.0)	$(67.8)

Accumulated other comprehensive loss by component as of December 31, 2015 and March 31, 2016 were as follows:

	Pension and Other Postretirement Benefits Plan Cost	Translation Adjustments	Total
Balance at December 31, 2015	$—	$(16.0)	$(16.0)
Other comprehensive income before reclassifications	—	3.0	3.0
Amounts reclassified from accumulated other comprehensive loss	(0.2)	—	(0.2)

Net change in accumulated other comprehensive loss	(0.2)	3.0	2.8

Balance at March 31, 2016	$(0.2)	$(13.0)	$(13.2)

The following table summarizes changes in accumulated other comprehensive loss by component for the years ended December 31, 2016, 2015 and 2014:

	Pension and Other Postretirement Benefits Plan Cost	Translation Adjustments	Total
Balance at January 1, 2014	$(495.3)	$(5.6)	$(500.9)
Other comprehensive loss before reclassifications	(244.5)	(2.9)	(247.4)
Amounts reclassified from accumulated other comprehensive loss	74.6	—	74.6

Net change in accumulated other comprehensive loss	(169.9)	(2.9)	(172.8)

Balance at December 31, 2014	$(665.2)	$(8.5)	$(673.7)

Other comprehensive income (loss) before reclassifications	5.7	(7.5)	(1.8)
Amounts reclassified from accumulated other comprehensive loss	21.8	—	21.8
Transfer of pension plan to parent company, net	637.7	—	637.7

Net change in accumulated other comprehensive loss	665.2	(7.5)	657.7

Balance at December 31, 2015	$—	$(16.0)	$(16.0)

Other comprehensive income before reclassifications	6.7	(0.1)	6.6
Amounts reclassified from accumulated other comprehensive loss	0.4	—	0.4
Transfer of pension plan from parent company, net	(59.3)	—	(59.3)

Net change in accumulated other comprehensive loss	(52.2)	(0.1)	(52.3)

Balance at December 31, 2016	$(52.2)	$(16.1)	$(68.3)

Reclassifications from Accumulated Other Comprehensive Loss, Amortization of Pension Plan Cost

Reclassifications from accumulated other comprehensive loss for the three months ended March 31, 2017 and 2016 were as follows:

	Three Months Ended March 31,		Classification in the Condensed Consolidated and Combined Statements of Operations
	2017	2016
Amortization of pension and other postretirement benefits plan cost:
Net actuarial income (loss)	$0.5	$(0.2)	(a	)

Reclassifications before tax	0.5	(0.2)
Income tax expense	0.1	—

Reclassifications, net of tax	$0.4	$(0.2)

(a)	These accumulated other comprehensive loss components are included in the calculation of net periodic pension and other postretirement benefits plan (income) expense, a component of which was allocated to Donnelley Financial in periods prior to the Separation, and recognized in cost of sales and selling, general and administrative expenses in the unaudited condensed consolidated and combined statements of operations (see Note 5, Retirement Plans).

Reclassifications from accumulated other comprehensive loss for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014	Classification in the Consolidated and Combined Statements of Operations
Amortization of pension and other postretirement benefits plan cost:
Net actuarial income	$0.7	$36.4	$29.1	(a	)
Settlements	—	—	95.7	(a	)

Reclassifications before tax	0.7	36.4	124.8
Income tax expense	0.3	14.6	50.2

Reclassifications, net of tax	$0.4	$21.8	$74.6

(a)	These accumulated other comprehensive (loss) income components are included in the calculation of net periodic pension and other postretirement benefits plan (income) expense, a component of which was allocated to Donnelley Financial in periods prior to the Separation, and recognized in cost of sales and selling, general and administrative expenses in the consolidated and combined statements of operations (see Note 11, Retirement Plans).